Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	$ 6,627	$ 6,016	$ 8,288
Recorded Investment With No Allowance	3,923	2,383	3,576
Recorded Investment With Allowance	2,166	3,095	3,985
Related Allowance	139	181	456
Average Recorded Investment	5,777	6,384	9,996
Interest Income	287	253	361
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	1,671	620	1,820
Recorded Investment With No Allowance	1,552	498	1,242
Recorded Investment With Allowance	119	122	389
Related Allowance	9	9	145
Average Recorded Investment	887	1,121	2,641
Interest Income	64	42	73
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	831	840	934
Recorded Investment With No Allowance	190	195	342
Recorded Investment With Allowance	103	107	54
Related Allowance	5	7	4
Average Recorded Investment	296	281	1,108
Interest Income	6	3	6
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	6	13	20
Recorded Investment With Allowance	6	13	20
Related Allowance			1
Average Recorded Investment	9	16	109
Interest Income	1	1	1
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,994	4,343	5,298
Recorded Investment With No Allowance	2,072	1,507	1,865
Recorded Investment With Allowance	1,922	2,836	3,433
Related Allowance	123	163	257
Average Recorded Investment	4,434	4,798	5,865
Interest Income	201	200	268
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	35	28	49
Recorded Investment With No Allowance	35	28	30
Recorded Investment With Allowance			19
Related Allowance			19
Average Recorded Investment	49	50	73
Interest Income	1	1	2
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	29	97	98
Recorded Investment With No Allowance	13	80	68
Recorded Investment With Allowance	16	17	30
Related Allowance	2	2	30
Average Recorded Investment	31	81	117
Interest Income	8	4	7
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	61	75	69
Recorded Investment With No Allowance	61	75	29
Recorded Investment With Allowance			40
Average Recorded Investment	71	37	83
Interest Income	$ 6	$ 2	$ 4